Convertible redeemable non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2022
Convertible redeemable non-controlling interests
Schedule of convertible redeemable non-controlling interest

	Changshu
	Missfresh	Total
	Amount	Amount
	(RMB)	(RMB)
Balances as of January 1, 2020	—	—
Issuance of convertible redeemable non-controlling interests, net of issuance costs	235,000	235,000
Accretion of convertible redeemable non-controlling interests to redemption value	6,750	6,750
Balances as of December 31, 2020	241,750	241,750
Issuance of convertible redeemable non-controlling interests, net of issuance costs	—	—
Accretion of convertible redeemable non-controlling interests to redemption value	4,296	4,296
Conversion of convertible redeemable non-controlling interest into convertible redeemable preferred shares	(246,046)	(246,046)
Balances as of December 31, 2021	—	—